Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosures of contingencies at the date of the unaudited consolidated financial statements and the reported amounts of net sales and expenses during the reporting period. Such estimates relate to useful lives of fixed and intangible assets, allowances for doubtful accounts and customer returns and sales allowances. Such estimates could also relate to the fair value of acquired assets and liabilities, including goodwill and intangible assets, net realizable value of inventory, accrued liabilities, the valuation of stock-based awards, deferred tax valuation allowances, and other reserves. On an ongoing basis, management evaluates its estimates. Actual results could differ from those estimates, and such differences may be material to the unaudited condensed consolidated financial statements.

Unaudited Pro Forma Information

On September 30, 2020, the Company entered into the Term Loan Facility (as defined in Note 13) and used the net proceeds, together with cash on hand, to pay a cash dividend in the aggregate amount of $400.0 million to holders of the Company’s Class A common stock. The Company used $300.0 million of the net proceeds it received from its IPO to repay borrowings under the Term Loan Facility.

In the accompanying unaudited consolidated statements of income, the calculation of the unaudited pro forma basic and diluted net income per share attributable to common stockholders for the nine-month period ended December 25, 2020 has been prepared to give effect to the following:

(i) the automatic conversion, in connection with the IPO, of all outstanding shares of Class A common stock and Class L common stock into an aggregate of 166,500,000 shares of common stock (the “Common Stock Conversion”);

(ii) the repurchase, in connection with the Common Stock Conversion, of an aggregate of 2,068,274 shares of common stock from certain of the Company’s directors, executive officers and other employees in order to satisfy certain tax obligations triggered by the vesting of the shares of Class A common stock or a portion of the shares of Class L common stock, as applicable, held by such holder in connection with the IPO (the “Common Stock Repurchases”); and

(iii) additional shares issued in the IPO whose proceeds were necessary to pay the dividend declared in October 2020 in excess of current year earnings and the portion funded by borrowings under the Term Loan Facility that remains unpaid after the IPO (for which interest expense has been included in the computation of pro forma net income).

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholder’s equity as a reduction of the additional paid-in capital generated as a result of the offering. As of December 25, 2020 and March 27, 2020, the Company had $0 and $0 of deferred offering costs, respectively.

Concentrations of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with financial institutions, which management believes to be of a high credit quality. To manage credit risk related to accounts receivables, the Company evaluates the creditworthiness of its customers and maintains allowances, to the extent necessary, for potential credit losses based upon the aging of its accounts receivable balances and known collection issues. The Company has not experienced any significant credit losses to date.

As of December 25, 2020 and March 27, 2020, Sanken accounted for 19.8% and 33.8% of the Company’s outstanding trade accounts receivable, net, respectively, including related party trade accounts receivable. No other customers accounted for 10% or more of outstanding trade accounts receivable, net during those periods.

For the three- and nine-month periods ended December 25, 2020, Sanken accounted for 16.1% and 17.4% of total net sales, respectively. No other customers accounted for 10% or more of total net sales for either of the three- and nine-month periods ended December 25, 2020. For the three- and nine-month periods ended December 27, 2019, Sanken accounted for 10.3% and 10.4% of total net sales, respectively. No other customers accounted for 10% or more of total net sales for either of the three- and nine-month periods ended December 27, 2019.

During the three-month period ended December 25, 2020 sales from customers located outside of the United States accounted for, in the aggregate, 85.4% of the Company’s total net sales, with Greater China accounting for 28.1% and Japan accounting for 16.0% and South Korea accounting for 10.7%. No other countries accounted for greater than 10% of total net sales for the three-month period ended December 25, 2020. During the nine-month period ended December 25, 2020, sales from customers located outside of the United States, in the aggregate, accounted for 86.1% of the Company’s total net sales, with Greater China accounting for 27.9%, Japan accounting for 17.4% and South Korea accounting for 10.5%. No other countries accounted for greater than 10% of total net sales for the nine-month period ended December 25, 2020.

During the three-month period ended December 27, 2019, sales from customers located outside of the United States, in the aggregate, accounted for 82.8% of the Company’s total net sales, with Japan accounting for 28.8% and Greater China accounting for 22.1%. No other countries accounted for greater than 10% of total net sales for the three-month period ended December 27, 2019. During the nine-month period ended December 27, 2019, sales from customers located outside of the United States, in the aggregate, accounted for 81.8% of the Company’s total net sales, with Japan accounting for 27.8% and Greater China accounting for 20.0%. No other countries accounted for greater than 10% of total net sales for the nine-month period ended December 27, 2019.

Impact of Recently Issued Accounting Standards

The Company qualifies as “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and has elected to “opt in” to the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for nonpublic companies.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued its new lease accounting guidance in ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02” or “the new lease standard”), subsequently amended by ASU 2018-11, Leases (Topic 842): Targeted Improvements. Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Lessees will no longer be provided with a source of off-balance sheet financing. The new lease guidance also simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. The standard is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar-year entity). Early application is permitted. Entities have the option of using either a modified retrospective approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, or else a transition option (which the Company expects to use) allowing lessees to not apply the new lease standard in comparative periods but instead recognize a cumulative-effect adjustment to retained earnings as of the date of adoption. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

In May 2020, FASB issued ASU No. 2020-05 delaying the effective date of the new lease standard for nonpublic companies to fiscal years beginning after December 15, 2021 and interim periods within those fiscal years beginning after December 15, 2022. The Company expects to adopt this guidance during fiscal year 2022 and its assessment of the impact of adopting this standard is underway, including cataloging all leases, performing a preliminary analysis of the amounts of lease liabilities and right-of-use assets to be recorded and reviewing potential changes to the disclosures on leases. Based on this preliminary assessment, the Company does not expect the adoption of this standard to have a significant impact on its consolidated statement of operations. However, the Company expects that the recognition of right-of-use assets and corresponding lease liabilities will have a significant impact on its consolidated balance sheet.

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which adds an impairment model (known as the current expected credit loss (“CECL”) model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. The ASU is also intended to reduce the complexity by decreasing the number of credit impairment models that entities use to account for debt instruments. ASU 2016-03, along with its subsequent clarifications, was effective for public companies beginning after December 15, 2019 and is effective for nonpublic companies for fiscal years beginning after December 15, 2021. The Company is evaluating the new guidance and the expected effect on its consolidated financial statements and related disclosures. In November 2019, the FASB issued ASU No. 2019-10 delaying the effective date for all entities. For public entities, this guidance was effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For nonpublic entities, this guidance is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years.

In August 2018, the FASB issued ASU No. 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Topic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans” (“ASU 2018-14”), which modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 should be applied on a retrospective transition basis, and it is effective for public companies beginning after December 15, 2020 and for nonpublic companies beginning after December 15, 2021. The Company is evaluating the new guidance and the expected effect on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement” (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, regarding transfers between levels of financial instruments, amounts of unrealized gains and losses included in other comprehensive (loss) income for Level 3 fair value measurements and the information used to determine the fair value of Level 3 fair value measurements. The standard is effective for both public and nonpublic companies, for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the potential impact that the adoption of ASU 2018-13 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions for intraperiod tax allocations and deferred tax liabilities for equity method investments and adds guidance on whether a step-up in tax basis of goodwill relates to a business combination or a separate transaction. This ASU is effective for fiscal years beginning after December 15, 2020 for public companies and for fiscal years beginning after December 15, 2021 for nonpublic companies, with early adoption permitted. The Company is evaluating the new guidance and the expected effect on its consolidated financial statements and related disclosures.

In January 2020, the FASB issued ASU No. 2020-01, “Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)” (“ASU 2020-01”), which addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies and beginning after December 15, 2021 for nonpublic entities with early adoption permitted. The Company is currently assessing the potential impact that the adoption of ASU 2020-01 will have on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”) to provide temporary optional expedients and exceptions to the contract modifications, hedge relationships, and other transactions affected by reference rate reform if certain criteria are met. This ASU, which was effective for all entities upon issuance on March 12, 2020 and may be applied through December 31, 2022, is applicable to all contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or any other reference rate expected to be discontinued. The Company is still assessing the impact that the adoption of ASU 2020-04 will have on its consolidated financial statements.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosures of contingencies at the date of the consolidated financial statements and the reported amounts of net sales and expenses during the reporting period. Such estimates relate to useful lives of fixed and intangible assets, allowances for doubtful accounts and customer returns and sales allowances. Such estimates could also relate to the net realizable value of inventory, accrued liabilities, the valuation of stock-based awards, deferred tax valuation allowances, and other reserves. On an ongoing basis, management evaluates its estimates. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Unaudited Pro Forma Information

On September 30, 2020, the Company entered into a term loan credit agreement providing for a $325.0 million senior secured term loan facility (the “Term Loan Facility”) and used the net proceeds, together with cash on hand, to pay a cash dividend in the aggregate amount of $400.0 million to holders of the Company’s Class A common stock. The Company used $300.0 million of the net proceeds it received from the initial public offering of the Company’s common stock (the “IPO”) to repay borrowings under the Term Loan Facility.

In the accompanying consolidated statements of income, the calculation of the unaudited pro forma basic and diluted net income per share attributable to common stockholders for the fiscal year ended March 27, 2020 has been prepared to give effect to the following:

(i) the automatic conversion, in connection with the IPO, of all outstanding shares of Class A common stock and Class L common stock into an aggregate of 166,499,760 shares of common stock (the “Common Stock Conversion”);

(ii) the repurchase, in connection with the Common Stock Conversion, of an aggregate of 2,068,234 shares of common stock from certain of the Company’s directors, executive officers and other employees in order to satisfy certain tax obligations triggered by the vesting of the shares of Class A common stock or a portion of the shares of Class L common stock, as applicable, held by such holder in connection with the IPO (the “Common Stock Repurchases”); and

(iii) additional shares issued in the IPO whose proceeds were necessary to pay the dividend declared in October 2020 in excess of current year earnings and the portion funded by borrowings under the Term Loan Facility that remains unpaid after the IPO (for which interest expense has been included in the computation of pro forma net income).

Business Segment Information

The Company operates in one segment which involves the design, development, production and distribution of various integrated circuits in various markets worldwide. The Company has a single, company-wide management team that administers all properties as a whole rather than as discrete operating segments. The chief operating decision maker, who is the Company’s chief executive officer, measures financial performance as a single enterprise and not on legal entity or end market basis. Throughout the year, the chief operating decision maker allocates capital resources on a project-by-project basis across the Company’s entire asset base to maximize profitability without regard to legal entity or end market basis. The Company operates in a number of countries throughout the world in a variety of product lines through its business unit structure.

Foreign Currency Translation and Transactions

The Company’s reporting currency is the U.S. Dollar. The financial statements of the Company’s foreign subsidiaries are translated from local currency into U.S. dollars using the current exchange rate at the balance sheet date for assets and liabilities, and the average exchange rate in effect during the period for net sales and expenses. The functional currency for the Company’s international subsidiaries is considered to be the local currency for each entity and, accordingly, translation adjustments for these entities are included as a component of accumulated other comprehensive loss in the Company’s consolidated balance sheets.

Non-Controlling Interest

The Company, through one of its wholly owned subsidiaries, established an affiliated entity in Philippines for the primary purpose of purchasing, selling, leasing, developing and otherwise managing real estate acquired by the Company in the Philippines. The Company owns 40% of the equity interest in this entity and the remaining of 60% is held in a trust for the benefit of its employee retirement fund. The portion of the results of operations of this entity is shown as net income attributable to the non-controlling interest in the Company’s consolidated statements of income for fiscal 2019 and fiscal 2020. Additionally, the cumulative portion of the results of operations of this entity along with the interest in the net assets is shown as a component of non-controlling interest in the Company’s consolidated balance sheets.

Cash Equivalents and Restricted Cash

The Company considers all highly liquid instruments with original maturities of three months or less at the time of acquisition to be cash equivalents. At March 29, 2019 and March 27, 2020, the Company maintained investments in an interest-bearing cash account. Because of the investment’s short term to maturity and the investment’s relative price insensitivity to changes in market interest rates, the Company notes that cost approximates fair value for this investment. As a result, there were no realized or unrealized gains or losses for the fiscal years ended March 29, 2019 and March 27, 2020. The Company has restricted cash, the use of which is restricted to the benefit of employees through a deferred compensation program.

Fair Value of Financial Instruments

Certain assets and liabilities are carried at fair value under GAAP. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (at exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value, which are provided below:

Level 1—	Quoted prices in active markets for identical assets or liabilities.

Level 2—	Observable inputs (other than Level 1 prices) such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or examination.

The categorization of a financial instrument within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The Company’s cash equivalents and restricted cash are carried at fair values as determined according to the fair value hierarchy described above (see Note 4, “Fair Value Measurements”). The carrying value of accounts receivable, assets held for sale, notes receivables, accounts payable and accrued expenses approximate their respective fair value due to the short-term nature of these assets and liabilities. The carrying value of outstanding borrowings under the line of credit agreements approximates fair value as it bears interest at a rate approximating a market interest rate.

Related party note receivable was classified as held-for-investment based on management’s intent and ability to hold the loan for the foreseeable future or to maturity. Loans held-for investment are carried at amortized cost and reduced by a valuation allowance for estimated credit losses, as necessary. The Company recognizes interest income on loans, including the amortization of discounts and premiums, loan fees paid and received, using the interest method. The interest method is applied on a loan-by-loan basis when collectability of the future payments is reasonably assured. Premiums and discounts are recognized as yield adjustments over the term of the related loans.

A detailed description of fair value measurement of the assets of the non-U.S. defined benefit plan is included in Note 14, “Retirement Plans”.

Trade accounts receivable, net

A receivable is a right to consideration that is unconditional (i.e., only the passage of time is required before payment is due). Accounts receivables are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible.

The Company manages the collectability of accounts receivable primarily through its review of the accounts receivable aging. When facts and circumstances dictate the collection of a specific invoice amount or the balance relating to a customer is in doubt, the Company assesses the impact on amounts recorded for doubtful accounts and, if necessary, records a charge in the fiscal period that such assessment is determined. Adjustments to the allowance for doubtful accounts are recorded as selling, general and administrative expenses in the consolidated statements of income. Account balances are written off after all means of collection are exhausted and the potential for non-recovery is determined to be probable.

Inventories

Inventories are stated at the lower of cost or net realizable value, with cost being determined on a first-in, first-out basis. The Company records inventory provisions when conditions exist that suggest that inventory may be in excess of anticipated demand, is obsolete based upon expected future demand for products and market conditions, or quality related rejections. These provisions are reported as a reduction to raw materials and supplies, work in process and finished goods. The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors, including historical usage rates, forecasted sales or usage, and product end of life dates. Assumptions used in determining management’s estimates of future product demand may prove to be incorrect, in which case the provision required for excess and obsolete inventory would have to be adjusted in the future. Although the Company performs a detailed review of its forecasts of future product demand, any significant unanticipated changes in demand could have a significant impact on the value of the Company’s inventory and reported operating results.

Assets Held for Sale

The Company classifies assets as held for sale when all of the following are met: (i) management has committed to a plan to sell the assets; (ii) the assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer has been initiated; (iv) it is probable that a sale will occur within one year; (v) the assets are being actively marketed for sale at a price that is reasonable in relation to their current fair value; and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. If all held for sale criteria are met, the assets are reclassified and presented separately in the consolidated balance sheets as assets held for sale at the lower of the carrying value or the fair value, less cost to sell, and no longer depreciated or amortized.

During the third quarter of fiscal year 2019, the Company entered into an agreement to sell its Worcester, Massachusetts-based facility (the “Worcester Facility”) as it had already moved and relocated to its Manchester, New Hampshire and new Marlborough, Massachusetts locations. The Worcester Facility met the criteria to be classified as held for sale, and the Company was required to record these assets at the lower of carrying value or fair value less any costs to sell based on the agreed-upon sale price. The sale of the Worcester Facility closed on May 15, 2019. See “Impairment of Long-Lived Assets” section below for further information.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholder’s equity as a reduction of the additional paid-in capital generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of income. As of March 29, 2019 and March 27, 2020, the Company had no deferred offering costs.

Property, Plant and Equipment, Net

Property, plant and equipment, net, including improvements that significantly add to productive capacity or extend useful life, are stated at historical cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The Company capitalizes interest on certain projects with long-term construction periods. Maintenance and repairs expenditures are charged to expense as incurred. Estimated useful lives of the respective property, plant and equipment assets are as follows:

Asset	Useful Life
Buildings	31 years
Building improvements	Economic life of the building improvements
Leasehold improvements	The shorter of the remaining term of the lease or estimated useful life
Machinery and equipment	3–10 years
Office equipment	3 years

Intangible assets, net

Intangible assets, net primarily consist of capitalized costs to acquire and defend to patent and trademark related awards. In addition, the Company holds technology, customer relationships, and non-compete agreements. The Company’s intangible assets are amortized using the straight-line method over their estimated useful lives, ranging from three to ten years.

Impairment of Long-Lived Assets

Long-lived assets consist of property, plant and equipment, finite-lived intangibles, such as patents and customer relationships and indefinite-lived intangible assets such as process technology and trademarks.

Property, plant and equipment and finite-lived assets are tested for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. To date, the Company has not recorded any impairment losses on long-lived assets. If such assets are not impaired, but their useful lives have decreased, the remaining net book value is amortized over the revised useful life.

Indefinite-lived intangible assets are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The impairment test consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The Company has elected the first business day of the fourth quarter of its fiscal year as the annual impairment testing date. The results of the annual impairment test did not indicate any impairments of indefinite-lived intangible assets for fiscal year 2019 and fiscal year 2020.

The Company considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic and concluded that there was a triggering event during the fourth quarter of fiscal year 2020. As a result, management performed an impairment evaluation of its long-lived asset balances as of March 27, 2020. This did not lead to the Company recording an impairment charge at that time. The full extent to which COVID-19 will impact the Company’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the actions to contain or treat its impact.

In the fourth quarter of fiscal year 2020, the Company initiated a process to conclude its operations at its Thailand assembly and test facility (“AMTC facility”) with the intention of selling the AMTC facility. Although as of March 27, 2020, the Company was actively marketing the AMTC facility for sale, the operations did not meet all of the “held for sale” disclosure criteria. Accordingly, the related assets continued to be classified as “held and used” within the consolidated financial statements. As triggering events such as the effects of COVID-19 did not cause impairment, there was no other basis to impair the AMTC facility and related assets at March 27, 2020.

In the third quarter of fiscal year 2019, the Company began assessing the sale of the Worcester Facility included within assets held for sale as of March 29, 2019 in its consolidated balance sheets. As a result of this assessment and certain market indications of the Worcester Facility’s value if sold, the Company prepared an impairment analysis of the carrying value of the Worcester Facility as of November 26, 2018. The impairment analysis was probability weighted considering market data available, future cash flows and whether or not the Company would sell the Worcester Facility. Based on this analysis the Company recorded an impairment loss of $1,075 for its Worcester Facility, which is included in selling, general and administrative expense in its consolidated statements of income for the fiscal year ended March 29, 2019. The Company prepared an updated impairment analysis in the fourth quarter of fiscal year 2019 based on a letter of intent signed for the sale of the Worcester Facility. The result of this analysis was that the Company determined no further changes were required. The sale of the Worcester Facility closed on May 15, 2019.

Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired as of the acquisition date. The Company tests goodwill for impairment on an annual basis on the first business day of the fourth quarter or more frequently if there are indicators of impairment. Events that could indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, including a decline in market capitalization, a significant adverse change in legal factors, business climate, operational performance of the business or key personnel, and an adverse action or assessment by a regulator. The Company has determined that there is one reporting unit for purposes of testing goodwill for impairment.

In testing goodwill for impairment, the Company has the option to first consider qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Such qualitative factors include industry and market considerations, economic conditions, entity-specific financial performance and other events, such as changes in management, strategy and primary customer base. If based on the Company’s qualitative assessment it is more likely than not that the fair value of the reporting unit is less than its carrying amount, quantitative impairment testing is required. However, if the Company concludes otherwise, quantitative impairment testing is not required. The results of the Company’s qualitative goodwill impairment test performed on the first business day of fourth quarter for fiscal year 2019 and fiscal year 2020 did not indicate any impairments.

The Company considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic and concluded that there was a triggering event during the fourth quarter of fiscal year 2020. The full extent to which COVID-19 will impact the Company’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the actions to contain or treat its impact. As of March 27, 2020, based on management’s assessment, the impacts from COVID-19 did not indicate an impairment of the goodwill.

Product Warranties

The Company provides warranties on its products to its customers, generally for one year from the date of shipment and in limited cases for longer periods. In the event of a failure of a product covered by these warranties, the Company must repair or replace the product or, if those remedies are insufficient, and at the discretion of the Company, provide a refund. In limited cases, the Company warrants its products to include significant liability beyond the cost of repairing or replacing the product or refunding the sales price of the product. The Company periodically assesses the adequacy of the warranty reserve and adjusts the amount as necessary. If there is a material increase in the rate of customer claims, or the Company’s estimates of probable losses relating to specifically identified warranty exposures are inaccurate, the Company may need to record a charge against future cost of goods sold. There were minimal costs accrued in either of the fiscal years ended March 29, 2019 or March 27, 2020.

Deferred Rent

The Company records rent expense on a straight-line basis using a constant periodic rate over the term of its lease agreements. The excess of the cumulative rent expense incurred over the cumulative amounts due under the lease agreements is deferred and recognized over the term of the leases. Leasehold improvement reimbursements from landlords are recorded as deferred rent and amortized as reductions to lease expense over the lease term.

Revenue Recognition under FASB ASC Topic ASC 605, Revenue Recognition (“ASC 605”) for fiscal year 2019

The Company recognizes revenue from product sales to direct customers and distributors, at the time of shipment, provided that (i) persuasive evidence of a sales arrangement exists; (ii) title has transferred (upon delivery of the product to a common carrier); (iii) collectability of the resulting receivable is reasonably assured; (iv) the sales price is fixed or determinable; (v) there are no customer acceptance requirements and (vi) the Company does not have any post shipment requirements or obligations. More specifically, the Company recognizes revenue upon taking into consideration the following:

•

Persuasive evidence of a sales arrangement exists. The Company considers a noncancelable purchase order with a customer, or a sales transaction with terms governed by a contract, to be persuasive evidence of a sales arrangement.

•

Sales price is fixed or determinable. Generally, the Company considers all sales arrangements with payment terms extending beyond 90 days not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized upon the earlier of cash receipt, or when the amount becomes due and payable.

•

Collectability of the resulting receivable is reasonably assured. The Company conducts a credit review for all transactions at the inception of an arrangement to determine the creditworthiness of the customer. If the Company determines that collection is not reasonably assured, revenue is deferred and recognized upon the receipt of cash. Payments received by the Company in advance of product delivery are deferred until earned.

Shipping and handling costs are charged to cost of sales as incurred.

The Company estimates potential future returns and sales allowances based on current period revenue recognized from product sales. Such returns and sales allowances include price protection provisions provided to distributors, sales under agreements that allow rights of return, referred to as stock rotation also provided to distributors and returns provisions offered to direct customers. Management analyzes historical data from prior sales returns, acceptance of products and changes in product sales to customers when evaluating the adequacy of returns and sales allowances. Estimates made by the Company may differ from actual returns and sales allowances. These differences may materially impact reported revenue and liquidity.

During fiscal year 2019, the Company acted as a distributor of Sanken products in North America, South America and Europe. The Company evaluated whether it is acting as the principal (i.e. report net sales on a gross basis) or agent (i.e. report net sales on a net basis) in these transactions. Generally, the Company is the primary obligor and act as the principal to these transactions, therefore the Company recognizes net sales gross.

Revenue Recognition under ASC 606 for fiscal year 2020

Effective March 30, 2019, the Company adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09” or “ASC 606”) using the modified retrospective method. ASC 606 superseded the guidance of Revenue Recognition (Topic 605) formerly followed by the Company. The adoption of ASC 606 had no impact on the Company’s consolidated financial statements. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company expects the new standard to be immaterial to net income on an ongoing basis.

Under the guidance of ASC 606, revenue is recognized when transfer of control to the customer occurs in an amount reflecting the consideration that the Company expects to be entitled. In order to achieve this core principle, the Company applies the following five step approach:

(1) Identify the contract with a customer—The Company considers customer purchase orders, which in some cases are governed by master agreements, to be customer contracts. A contract exists when it is approved by both parties, each party’s rights and obligations are identified, payment terms are known, customer has the ability and intent to pay and the contract has commercial substance. The Company uses judgement in determining the customer’s ability and intent to pay, which is based on factors such as the customer’s historical payment experience or, for new customers, credit and financial information pertaining to the customers.

(2) Identify the performance obligations in the contract—Performance obligations are identified as products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract. Substantially, all of the Company’s contracts with customers contain single performance obligation, such as the sale of mixed-signal integrated circuit products or the sale of wafer fabricators.

(3) Determine the transaction price—The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that no significant future reversal of cumulative revenue under the contract will occur.

(4) Allocate the transaction price to the performance obligations in the contract—If the contract contains a single performance obligation, the entire transaction price is allocated to that performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligations based on a relative standalone selling price (“SSP”).

(5) Recognize revenue when a performance obligation is satisfied—Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied), which typically occurs point in time at shipment.

Sales channels

The Company sells products globally through its direct sales force, third party distributors, independent sales representatives and consignment. The Company records revenue based on the amount of any discounted arrangement fee. When the Company transacts with a distributor, its contractual arrangement is with the distributor and not with the end customer. Whether the Company transacts business with and receives the order from a distributor or directly from an end customer, its revenue recognition policy and resulting pattern of revenue recognition for the order are the same.

The Company also uses independent sales representatives to assist in the sales process with certain customers. Sales representatives are not distributors. If a sales representative is engaged in the sales process, the Company receives the order directly from and sells the products directly to the end customer. The Company pays a commission to the sales representative, calculated as a percentage of the related customer payment. Sales representatives commissions are recorded as expenses when incurred and are classified as sales and marketing expenses in the Company’s consolidated statements of income.

For the consignment arrangements with distributors, delivery occurs and revenue is recognized when the distributor pulls product from consignment inventory that it is stored at designated distributor locations. Recognition is not contingent upon resale of the products to the distributors’ customers. Until the products are pulled for use or sale by the distributor, the Company retains control over the products’ disposition, including the right to pull back or relocate the products.

Variable consideration

Variable consideration includes sales in which the amount of consideration that the Company will receive is unknown as of the end of a reporting period. Such consideration primarily includes limited price protection provisions provided to distributors, sales under agreements that allow rights of return, referred to as stock rotation, provided to distributors, discounts and credits provided to distributors and returns provisions offered to direct customers. The Company estimates potential future returns, credits and sales allowances based on historical data from prior sales returns and credits issued and changes in product sales to customers.

Practical expedients elected

The Company elected certain practical expedients with the adoption of the new revenue recognition standard. Revenue recognized is adjusted based on allowances, which are prepared on a portfolio basis using a most likely amount methodology. The length of time between revenue recognition and payment is not significant under any of the Company’s payment terms. However, if the period between revenue recognition and when the customer pays is one year or less, the Company elected to not account for the significant financing component.

Other Revenue Recognition Policies

Prior to the end of fiscal year 2020, the Company acted as a distributor of Sanken products in North America, South America and Europe. The Company evaluated whether it is acting as the principal (i.e. report net sales on a gross basis) or agent (i.e. report net sales on a net basis) in these transactions. In doing so, the Company evaluated whether it controls the good or service before it is transferred to the customer. If the Company controls the good or service before it is transferred to the customer, it is acting as principal in the transaction. Generally, the Company controls the promised products before transferring the products to the customer and act as the principal to the transaction, therefore the Company recognizes net sales gross.

Shipping and handling activities are not considered a contract performance obligation. The Company records shipping and handling costs billed to customers as revenue with offsetting costs recorded as cost of sale.

Contract Assets and Contract Liabilities

Contract assets and contract liabilities (deferred revenue) are reported net at the contract level for each reporting period. Contract assets typically result from contracts when revenue recognized exceeds the amount billed to the customer, and right to payment is not just subject to the passage of time. Contract assets are transferred to accounts receivable when the rights become unconditional. The Company had no contract assets at March 27, 2020.

Contract Liabilities (Deferred Revenue)—Deferred revenue typically results from billings in excess of revenues recognized and relate to products shipped near the end of the reporting period for which the required revenue recognition criteria were not met. The Company had no contract liabilities at March 27, 2020.

Contract costs

Following the Company’s adoption of ASC 606, certain costs, such as cost to obtain a contract or cost to fulfil a contract are required to be capitalized. The Company has immaterial contract costs, as such no amounts were capitalized at March 27, 2020.

Stock-Based Compensation

The Company recognizes compensation costs for all stock-based compensation awards made to employees based upon the awards’ grant-date fair value. The Company estimates the fair value of stock-based compensation awards granted using a discounted cash flow model to determine the fair value of the awards. Stock-based compensation expense is recognized evenly over the vesting period. The Company accounts for forfeitures as they occur. Determining the fair value of the stock-based compensation awards at the grant date requires judgment, including estimated the expected life of the stock awards and the volatility of the underlying market-based and projected future cash flow assumptions. Any changes to those estimates that the Company makes from time to time may have a significant impact on the stock-based compensation expense recorded and could materially impact the Company’s results of operations.

Pension Obligations

The Company, through its subsidiaries, has various foreign defined benefit plans as well as U.S. defined contribution plans. Accredited independent actuaries calculate related plan assets, liabilities and expenses. The Company is required to make certain assumptions to assign value to the plan assets and liabilities. These assumptions are reviewed annually, based on current plan information and consultations with independent investment advisors and actuaries. The selection of assumptions requires a high degree of judgment and may materially change from period to period. The Company does not offer other defined benefits associated with postretirement benefit plans other than pensions.

The Company recognizes the funded status of a benefit plan on its consolidated balance sheets and recognizes gains, losses and prior service cost or credits that arise during the period that are not recognized as components of net periodic benefit cost as a component of other comprehensive income, net of tax. In addition, the Company measures defined benefit plan assets and obligations as of the date of the employer’s fiscal year-end consolidated balance sheets and discloses in the notes to the consolidated financial statements the gains or losses, prior service costs or credits and transition asset or obligation.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates anticipated to be in effect when these differences are expected to reverse. This method also requires the recognition of future tax benefits to the extent that realization of such benefits is more likely than not. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized, a valuation allowance is established. The Company considers the undistributed foreign earnings of its foreign subsidiaries to be indefinitely reinvested and, as such, the Company does not provide for U.S. income tax on such undistributed earnings.

The Company recognizes a liability for potential payments of taxes to various tax authorities related to uncertain tax positions and other tax matters. The recorded liability is based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is “more likely than not” to be realized. The amount of the benefit that may be recognized in the consolidated financial statements is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company establishes a liability, which is included in other long-term liabilities in the consolidated balance sheets, for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These liabilities are established when the Company believes that certain positions might be challenged despite the Company’s belief that the tax return positions are fully supportable. The recorded liability is adjusted in light of changing facts and circumstances. The provision for income taxes includes the impact of the recorded liability and changes thereto.

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax provision in the consolidated statements of income. Accrued interest and penalties are included in accrued income taxes in the consolidated balance sheets.

Advertising Costs

Advertising costs are expensed, as incurred, as a component of sales expense. Advertising expense was $508 and $273 in fiscal years 2019 and 2020, respectively.

Net Income Per Share

The Company computes net income per share in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic net income per share is computed by dividing net income attributable to shareholders of the Company by the weighted-average number of common shares outstanding during the reporting period. Diluted net income per share is computed similarly to basic net income per share, except that it includes the potential dilution that could occur if dilutive securities were exercised. Information about potentially dilutive and antidilutive shares for the reporting period is provided in Note 16 “Net Income per Share and Unaudited Pro Forma Net Income per Share”.

As the Company maintained two classes of Common stock (Class A and Class L) in fiscal year 2019 and 2020, earnings per basic and diluted shares were calculated under the two-class method. The two-class method includes an earnings allocation formula that determines earnings per share for each participating security according to dividends declared on undistributed earnings for the period. Earnings per diluted share is computed on the basis of the weighted-average number of common shares outstanding during the period plus the dilutive effect of any potential common shares outstanding during the period using the more dilutive of the two-class method or another dilutive method. For the fiscal years ended March 29, 2019 and March 27, 2020, the Company did not allocate income to the Class L shares in accordance with ASC 260, because such classes of shares would not have shared in the distribution had all of the income for the periods been distributed. Accordingly, earnings per share calculations were provided only for the class A shares.

Concentrations of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents with financial institutions, which management believes to be of a high credit quality. To manage credit risk related to accounts receivables, the Company evaluates its creditworthiness of its customers and maintains allowances, to the extend necessary, for potential credit losses based upon the aging of its accounts receivable balances and known collection issues. The Company has not experienced any significant credit losses to date.

As of March 29, 2019, no customer accounted for 10% or more of outstanding trade accounts receivable, net. As of March 27, 2020, Sanken accounted for 33.5% of the Company’s outstanding trade accounts receivable, net, including related party trade accounts receivable. No other customers accounted for 10% or more of outstanding trade accounts receivable, net.

For the fiscal year ended March 29, 2019 and March 27, 2020, Sanken accounted for 26.4% and 28.4% of total net sales, respectively. No other customers accounted for 10% or more of total net sales for either of the fiscal years ended March 29, 2019 or March 27, 2020.

During the fiscal years ended March 29, 2019, sales from customers located outside of the United States in the aggregate accounted for 80.5% of the Company’s total net sales, with Japan accounting for 26.4% and Hong Kong accounting for 18.3%. No other countries accounted for greater than 10% of total net sales for the fiscal year ended March 29, 2019.

During the fiscal years ended March 27, 2020, sales from customers located outside of the United States in the aggregate accounted for 81.7% of the Company’s total net sales, with Japan accounting for 28.4% and Hong Kong accounting for 18.7%. No other countries aside from US, Japan and Hong Kong accounted for greater than 10% of total net sales for the fiscal year ended March 27, 2020.

Impact of Recently Adopted Accounting Standards

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASC 606, which supersedes all existing revenue recognition guidance under GAAP. The core principle of this standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and for nonpublic companies for fiscal years beginning after December 15, 2018, including interim periods after those fiscal years. In May 2020, the FASB issued ASC 2020-05, which extended the effective date of ASC 606 for nonpublic companies to fiscal years beginning after December 15, 2019, and for interim periods within annual reporting periods beginning after December 15, 2020.

The Company adopted ASC 606 and all related amendments on March 30, 2019, using the modified retrospective method for contracts that were not completed as of the date of the initial application. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The adoption of ASC 606 had no material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), to address diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard is effective for public companies for fiscal years beginning after December 15, 2017 including interim periods within those fiscal years, and for nonpublic companies for fiscal years beginning after December 15, 2018, including interim periods after those fiscal years. The Company adopted this standard on March 30, 2019. The adoption of ASU 2016-15 had no impact on the Company’s consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16, “Income Taxes (Topic 740)—Intra-Entity Transfers of Assets other than Inventory” (“ASU 2016-16”). ASU 2016-16 eliminated the exception that prohibited the recognition of current and deferred income tax consequences for intra-entity asset transfers (other than inventory) until the asset has been sold to an outside party. The standard is effective for public companies for fiscal years beginning after December 15, 2017 including interim periods within those fiscal years, and for nonpublic companies for fiscal years beginning after December 15, 2018, including interim periods after those fiscal years. The Company adopted this standard on March 30, 2019. The adoption of ASU 2016-16 had no impact to the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, “Intangibles—Goodwill and Other (Topic 350)” (“ASU 2017-04”). ASU 2017-04 simplified the accounting for goodwill impairments by eliminating step 2 from the goodwill impairment test. The standard is effective for public companies for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and for nonpublic companies for fiscal years beginning after December 15, 2021, including interim periods after those fiscal years. The Company early adopted this standard during fiscal year 2020 and was applied prospectively. The adoption of ASU 2017-04 had no impact to the Company’s consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-07, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (“ASU 2017-07”), which requires employers that offer or maintain defined benefit plans to disaggregate the service component from the other components of net benefit cost and provides guidance on presentation of the service component and other components of net benefit cost in the statement of operations. The application of ASU 2017-07 requires retrospective basis for all periods presented. The standard is effective for public companies for fiscal years beginning after December 15, 2017 and for nonpublic companies for fiscal years beginning after December 15, 2018. The Company adopted this standard on March 30, 2019. The adoption of ASU 2017-07 had no impact to the Company’s consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” (“ASU 2018-02”). ASU 2018-02 allowed a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act (“the Act”). The standard is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company adopted this standard on March 30, 2019. The adoption of ASU 2018-02 had no impact to the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Topic 35): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract (“ASU 2018-15”), which requires capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. The Company adopted this standard on March 28, 2020. The adoption of ASU 2018-15 had no impact to the Company’s consolidated financial statements.

Impact of Recently Issued Accounting Standards

The Company qualifies as “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 and has elected to “opt in” to the extended transition related to complying with new or revised accounting standards, which means that when a standard is issued or revised and it has different application dates for public and nonpublic companies, the Company will adopt the new or revised standard at the time nonpublic companies adopt the new or revised standard and will do so until such time that the Company either (i) irrevocably elects to “opt out” of such extended transition period or (ii) no longer qualifies as an emerging growth company. The Company may choose to early adopt any new or revised accounting standards whenever such early adoption is permitted for nonpublic companies.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02” or “the new lease standard”) which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. In addition, a lessee is required to record (i) a right-of-use asset and a lease liability on its balance sheet for all leases with accounting lease terms of more than 12 months regardless of whether it is an operating or financing lease and (ii) lease expense for operating leases and amortization and interest expense for financing leases. Leases with a term of 12 months or less may be accounted for similar to prior guidance for operating leases.

In July 2018, the FASB issued ASU No. 2018-11, which added an optional transition method under the new lease standard that allows companies to adopt the standard as of the beginning of the year of adoption as opposed to the earliest comparative period presented. In November 2019, the FASB issued guidance delaying the effective date for all entities, except for public business entities. For public entities, this guidance was effective for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. For nonpublic entities, this guidance was effective for annual periods beginning after December 15, 2020.

In May 2020, FASB issued ASU No. 2020-05 delaying the effective date of the new lease standard for nonpublic companies to fiscal years beginning after December 15, 2021 and interim periods within those fiscal years beginning after December 15, 2022. The Company expects to adopt this guidance during fiscal year 2022 and it is currently evaluating the expected effect on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which adds an impairment model (known as the current expected credit loss (“CECL”) model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. The ASU is also intended to reduce the complexity by decreasing the number of credit impairment models that entities use to account for debt instruments. ASU 2016-03, along with its subsequent clarifications, was effective for public companies beginning after December 15, 2019 and is effective for nonpublic companies for fiscal years beginning after December 15, 2021. The Company is evaluating the new guidance and the expected effect on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Topic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans” (“ASU 2018-14”), which modifies the disclosure requirements for defined benefit pension plans and other postretirement plans. ASU 2018-14 should be applied on a retrospective transition basis, and it is effective for public companies beginning after December 15, 2020 and for nonpublic companies beginning after December 15, 2021. The Company is evaluating the new guidance and the expected effect on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (“ASU 2018-13”), which modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, regarding transfers between levels of financial instruments, amounts of unrealized gains and losses included in other comprehensive (loss) income for Level 3 fair value measurements and the information used to determine the fair value of Level 3 fair value measurements. The standard is effective for both public and nonpublic companies, for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the potential impact that the adoption of ASU 2018-13 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions for intraperiod tax allocations and deferred tax liabilities for equity method investments and adds guidance on whether a step-up in tax basis of goodwill relates to a business combination or a separate transaction. This ASU is effective for fiscal years beginning after December 15, 2020 for public companies and for fiscal years beginning after December 15, 2021 for nonpublic companies, with early adoption permitted. The Company is evaluating the new guidance and the expected effect on its consolidated financial statements and related disclosures.

In January 2020, the FASB issued ASU No. 2020-01 Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) (“ASU 2020-01”), which addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. The standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 for public companies and beginning after December 15, 2021 for nonpublic entities with early adoption permitted. The Company is currently assessing the potential impact that the adoption of ASU 2020-01 will have on its consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) to provide temporary optional expedients and exceptions to the contract modifications, hedge relationships, and other transactions affected by reference rate reform if certain criteria are met. This ASU, which was effective for all entities upon issuance on March 12, 2020, and may be applied through December 31, 2022, is applicable to all contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or any other reference rate expected to be discontinued. The Company is still assessing the impact that the adoption of ASU 2020-04 will have on its consolidated financial statements.